Segment Information - Reconciliation of net income to adjusted EBITDA (Details) - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Segment Reporting Information [Line Items]
Net income	$ 89,428	$ 65,756
Income tax expense	2,406	486
Depreciation and amortization	37,052	39,884
Unrealized loss on oil and gas derivative instruments (note 7)	72,549	87,593
Other non-operating income (note 5)	(29,981)	0
Interest income	(23,651)	(27,484)
Interest expense	9,289	0
Losses on derivative instruments, net (note 8)	10,091	8,646
Other financial items, net (note 8)	4,166	3,164
Net income/(loss) from equity method investments (note 13)	(9,960)	3,287
Sales-type lease receivable in excess of interest income	0
Adjusted EBITDA	161,389	181,332
Operating segments
Segment Reporting Information [Line Items]
Net income	89,428	65,756
Income tax expense	2,406	486
Income before income tax	91,834	66,242
Depreciation and amortization	37,052	39,884
Unrealized loss on oil and gas derivative instruments (note 7)	72,549	87,593
Other non-operating income (note 5)	(29,981)	0
Interest income	(23,651)	(27,484)
Interest expense	9,289	0
Losses on derivative instruments, net (note 8)	10,091	8,646
Other financial items, net (note 8)	4,166	3,164
Net income/(loss) from equity method investments (note 13)	(9,960)	3,287
Sales-type lease receivable in excess of interest income	12,222	0
Adjusted EBITDA	$ 173,611	$ 181,332